EMPOWER FUNDS, INC.
EMPOWER ARIEL MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.80%
143,752	Axalta Coating Systems Ltd(a)	$ 3,027,417
Communications — 3.43%
118,841	Interpublic Group of Cos Inc	3,042,329
10,563	Omnicom Group Inc	666,420
		3,708,749
Consumer, Cyclical — 23.74%
101,661	BorgWarner Inc	3,192,156
33,897	CarMax Inc(a)	2,237,880
77,735	Gentex Corp	1,853,203
74,691	Madison Square Garden Entertainment Corp(a)	3,293,126
15,820	Madison Square Garden Sports Corp Class A(a)	2,161,961
202,616	Manchester United PLC Class A(b)	2,688,714
221,344	Mattel Inc(a)	4,192,255
120,777	Resideo Technologies Inc(a)	2,302,010
5,361	Vail Resorts Inc	1,156,046
83,480	Walgreens Boots Alliance Inc	2,621,272
		25,698,623
Consumer, Non-Cyclical — 15.36%
131,180	ADT Inc(b)	982,538
40,323	Cardinal Health Inc	2,688,738
13,064	Charles River Laboratories International Inc(a)	2,570,995
51,115	Envista Holdings Corp(a)	1,677,083
11,831	J M Smucker Co	1,625,698
17,583	Laboratory Corp of America Holdings	3,601,174
26,952	Molson Coors Beverage Co Class B	1,293,427
20,947	Zimmer Biomet Holdings Inc	2,190,009
		16,629,662
Energy — 2.77%
147,704	Core Laboratories NV	1,991,050
62,278	NOV Inc	1,007,658
		2,998,708
Financial — 31.29%
59,304	Aflac Inc	3,332,885
54,286	BOK Financial Corp	4,823,854
37,496	CBRE Group Inc Class A(a)	2,531,355
66,838	Charles Schwab Corp	4,803,647
50,537	First American Financial Corp	2,329,756
16,708	Goldman Sachs Group Inc	4,896,279
8,532	Houlihan Lokey Inc	643,142
58,357	KKR & Co Inc Class A	2,509,351
93,223	Lazard Ltd Class A(b)	2,967,288
51,117	Northern Trust Corp	4,373,571
5,668	Progressive Corp	658,678
		33,869,806
Shares		Fair Value
Industrial — 18.28%
7,399	Generac Holdings Inc(a)	$ 1,318,058
142,436	Kennametal Inc	2,931,333
12,830	Keysight Technologies Inc(a)	2,018,929
167,880	Knowles Corp(a)	2,043,099
9,723	Littelfuse Inc	1,931,863
91,106	nVent Electric PLC	2,879,861
7,476	Snap-on Inc	1,505,292
35,463	Stanley Black & Decker Inc	2,667,172
59,044	Stericycle Inc(a)	2,486,343
		19,781,950
TOTAL COMMON STOCK — 97.67% (Cost $135,081,060)		$105,714,915
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.74%
$703,183	Repurchase agreement (principal amount/value $704,781 with a maturity value of $704,959) with Credit Agricole Securities (USA) Inc, 3.03%, dated 9/30/22 to be repurchased at $703,183 on 10/3/22 collateralized by Government National Mortgage Association securities, 3.00% - 5.00%, 10/20/47 - 8/20/52, with a value of $718,877.(c)	703,183
703,183	Undivided interest of 0.60% in a repurchase agreement (principal amount/value $117,322,658 with a maturity value of $117,352,478) with Bank of America Securities Inc, 3.05%, dated 9/30/22 to be repurchased at $703,183 on 10/3/22 collateralized by Federal National Mortgage Association securities, 2.00% - 6.00%, 9/30/27 - 9/1/52, with a value of $119,669,111.(c)	703,183

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER ARIEL MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$703,183	Undivided interest of 0.60% in a repurchase agreement (principal amount/value $117,322,658 with a maturity value of $117,352,478) with Citigroup Global Markets Inc, 3.05%, dated 9/30/22 to be repurchased at $703,183 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.38%, 2/15/24 - 3/20/52, with a value of $119,669,116.(c)	$ 703,183
703,183	Undivided interest of 0.60% in a repurchase agreement (principal amount/value $118,322,658 with a maturity value of $118,352,633) with RBC Capital Markets Corp, 3.04%, dated 9/30/22 to be repurchased at $703,183 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 8/15/25 - 8/20/52, with a value of $120,689,112.(c)	703,183
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$147,775	Undivided interest of 24.84% in a repurchase agreement (principal amount/value $596,382 with a maturity value of $596,528) with Bank of America Securities Inc, 2.94%, dated 9/30/22 to be repurchased at $147,775 on 10/3/22 collateralized by U.S. Treasury securities, 2.00% - 6.00%, 9/30/27 - 9/1/52, with a value of $608,310.(c)	$ 147,775
TOTAL SHORT TERM INVESTMENTS — 2.74% (Cost $2,960,507)		$2,960,507
TOTAL INVESTMENTS — 100.41% (Cost $138,041,567)		$108,675,422
OTHER ASSETS & LIABILITIES, NET — (0.41)%		$(438,910)
TOTAL NET ASSETS — 100.00%		$108,236,512

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2022.
(c)	Collateral received for securities on loan.
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER ARIEL MID CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

September 30, 2022

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2022, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2022